GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Impairments
Goodwill	$ 1,330	$ 1,371
Cost
Impairments
Goodwill	8,618
Accumulated impairment losses
Impairments
Goodwill	$ 7,288